UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Municipal Money Market Fund

November 30, 2016

TEM-QTLY-0117
1.810714.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.84% 12/7/16, VRDN (a)(b)	$36,315	$36,315
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 0.54% 12/7/16, LOC Bank of America NA, VRDN (a)(c)	38,665	38,665
Series 2011 B, 0.54% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(c)	9,705	9,705
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.61% 12/7/16, LOC Bayerische Landesbank, VRDN (a)	8,155	8,155
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.61% 12/7/16, VRDN (a)	8,250	8,250
Tuscaloosa County Indl. Dev. Gulf Opportunity:
(Hunt Refining Proj.) Series 2011 A, 0.56% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(c)	33,900	33,900
Series 2012 A, 0.59% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	3,500	3,500
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.65% 12/1/16, VRDN (a)(b)	19,000	19,000
		157,490
Alaska - 1.0%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.62% 12/7/16, VRDN (a)	82,600	82,600
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.63% 12/7/16, VRDN (a)	29,125	29,125
Series 1994 C, 0.6% 12/7/16, VRDN (a)(d)	13,700	13,700
Series 2002, 0.62% 12/7/16, VRDN (a)	15,700	15,700
		141,125
Arizona - 0.7%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 F, 0.58% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Series 2008 G, 0.58% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
(Catholic Healthcare West Proj.) Series 2009 F, 0.62% 12/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	44,050	44,050
Series 2015 C, 0.58% 12/7/16, LOC Bank of America NA, VRDN (a)	9,000	9,000
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.63% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	29,500	29,500
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	2,165	2,165
(Sands Apts. Proj.) Series 2001 A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	2,495	2,495
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.62% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.66% 12/7/16, VRDN (a)	5,750	5,750
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	2,435	2,435
		110,095
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.71% 12/7/16, LOC Fannie Mae, VRDN (a)	6,545	6,545
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.84% 12/7/16, VRDN (a)(b)	8,400	8,400
Series 2002, 0.79% 12/7/16, VRDN (a)(b)	4,500	4,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.79% 12/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	26,700	26,700
		46,145
California - 0.2%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.54% 12/7/16, LOC Citibank NA, VRDN (a)(b)	100	100
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)	14,950	14,950
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.6% 12/7/16, LOC Citibank NA, VRDN (a)(b)	3,925	3,925
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)	8,310	8,310
		27,285
Colorado - 0.2%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.65% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	625	625
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.6% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	7,900	7,900
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.57% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,100	9,100
(Waste Mgmt., Inc. Proj.) 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,160	14,160
		31,785
Connecticut - 1.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Masonicare Corp. Proj.) Series C, 0.57% 12/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,370	11,370
Series 2011 B, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)(d)	15,085	15,085
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.61% 12/7/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)(b)	8,590	8,590
Series 2011 C2, 0.59% 12/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	25,205	25,205
Series 2012 D3, 0.57% 12/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	48,955	48,955
Series 2008 E, 0.58% 12/7/16 (Liquidity Facility Bank of America NA), VRDN (a)(b)	3,500	3,500
Series 2011 E3, 0.55% 12/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	3,250	3,250
Series 2013 B6, 0.55% 12/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	5,080	5,080
Series 2016 F, 0.57% 12/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,500	4,500
Series D 3, 0.58% 12/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	15,000	15,000
Series E 3, 0.59% 12/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,200	16,200
		156,735
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.78% 12/1/16, VRDN (a)(b)	400	400
Series 1988, 0.78% 12/1/16, VRDN (a)(b)	8,100	8,100
Series 1993 C, 0.74% 12/7/16, VRDN (a)	4,400	4,400
Series 1994, 0.78% 12/1/16, VRDN (a)(b)	5,500	5,500
Series 1999 A, 0.6% 12/7/16, VRDN (a)	10,930	10,930
		29,330
District Of Columbia - 1.8%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Park 7 at Minnesota Benning Proj.) Series 2012, 0.56% 12/7/16, LOC Freddie Mac, VRDN (a)	3,900	3,900
(Pentacle Apts. Proj.) Series 2008, 0.6% 12/7/16, LOC Freddie Mac, VRDN (a)	3,340	3,340
(Trenton Park Apts. Proj.) Series 2001, 0.61% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	5,305	5,305
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.68% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,265	5,265
(The Pew Charitable Trust Proj.) Series 2008 A, 0.55% 12/7/16, LOC PNC Bank NA, VRDN (a)	67,730	67,730
(Washington Drama Society, Inc. Proj.) Series 2008, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	74,700	74,700
Series 2006, 0.57% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	19,610	19,610
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A:
0.57% 12/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	50,800	50,800
0.57% 12/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	8,525	8,525
0.57% 12/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	24,205	24,205
		263,380
Florida - 3.3%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.63% 12/7/16, LOC Citibank NA, VRDN (a)(b)	9,690	9,690
Broward County Arpt. Facilities Rev. Series 2007 A, 0.6% 12/7/16, LOC Citibank NA, VRDN (a)(b)	11,350	11,350
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.65% 12/7/16, LOC Citibank NA, VRDN (a)(b)	5,900	5,900
(Sanctuary Apts Proj.) Series A, 0.6% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	15,020	15,020
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.58% 12/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	6,820	6,820
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.6% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	6,600	6,600
(Summer Lakes Phase II Apts. Proj.) 0.63% 12/7/16, LOC Citibank NA, VRDN (a)(b)	16,870	16,870
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.6% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	13,470	13,470
(Clarcona Groves Apts. Proj.) Series A, 0.63% 12/7/16, LOC Citibank NA, VRDN (a)(b)	10,780	10,780
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.61% 12/7/16, LOC Citibank NA, VRDN (a)(b)	4,900	4,900
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.6% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	5,100	5,100
(Hunters Run Apts. Proj.) Series G, 0.57% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	6,925	6,925
(Mill Creek Apts. Proj.) Series 2004 K, 0.6% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	13,600	13,600
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.6% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	6,950	6,950
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.61% 12/7/16, LOC Citibank NA, VRDN (a)(b)	12,145	12,145
(Riverwalk I Apts. Proj.) Series 2008 E, 0.58% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	4,850	4,850
(Savannah Springs Apts. Proj.) Series G, 0.6% 12/7/16, LOC Citibank NA, VRDN (a)(b)	13,060	13,060
Series 2006 H, 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	6,195	6,195
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.66% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	10,450	10,450
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.6% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	8,155	8,155
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.63% 12/7/16, LOC Citibank NA, VRDN (a)(b)	11,900	11,900
(Grande Oaks Apts. Proj.) Series A, 0.6% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	6,600	6,600
(Hunters Run Apts. Proj.) Series 2002 A, 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	7,645	7,645
(Meridian Pointe Apts. Proj.) Series 2005, 0.63% 12/7/16, LOC Citibank NA, VRDN (a)(b)	10,700	10,700
(Morgan Creek Apts. Proj.) Series 2003, 0.6% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	12,600	12,600
(Royal Palm Key Apts. Proj.) Series 2002, 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	8,780	8,780
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	8,365	8,365
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.59% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	66,360	66,360
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.66% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	7,500	7,500
Miami-Dade County Series 2014 B, 0.58% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	19,150	19,150
Ocean Hwy. & Port Auth. Rev. 0.62% 12/1/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	400	400
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.63% 12/7/16, LOC Citibank NA, VRDN (a)(b)	11,890	11,890
(Glenn Millenia Proj.) Series 2001 C, 0.57% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.6% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	6,660	6,660
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	19,300	19,300
Palm Beach County Rev. (Benjamin Private School Proj.) 0.62% 12/7/16, LOC Northern Trust Co., VRDN (a)	9,275	9,275
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A2, 0.56% 12/7/16, LOC Northern Trust Co., VRDN (a)	53,600	53,600
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	7,200	7,200
		477,075
Georgia - 2.6%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.62% 12/7/16, VRDN (a)	92,650	92,650
Bartow County Dev. Auth. Rev. Series 2016, 0.68% 12/7/16, LOC Comerica Bank, VRDN (a)(b)	3,965	3,965
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.64% 12/1/16, VRDN (a)	13,000	13,000
Series 2012, 0.65% 12/1/16, VRDN (a)(b)	23,150	23,150
Series 2013, 0.62% 12/7/16, VRDN (a)	59,900	59,900
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.61% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	20,340	20,340
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	6,350	6,350
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.57% 12/7/16, LOC Barclays Bank PLC, VRDN (a)	18,600	18,600
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.75% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.65% 12/1/16, VRDN (a)(b)	10,800	10,800
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.61% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	6,960	6,960
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.58% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	11,755	11,755
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.64% 12/7/16, VRDN (a)	23,300	23,300
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.64% 12/1/16, VRDN (a)	9,100	9,100
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.57% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	9,000	9,000
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.56% 12/7/16, LOC Northern Trust Co., VRDN (a)	4,800	4,800
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.67% 12/7/16, VRDN (a)(b)	57,400	57,400
		384,760
Illinois - 2.8%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	1,800	1,800
Chicago Midway Arpt. Rev. Series 2014 C, 0.63% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	102,940	102,940
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.6% 12/7/16, LOC Barclays Bank PLC, VRDN (a)	83,500	83,500
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.6% 12/7/16, LOC Bayerische Landesbank, VRDN (a)(b)	43,770	43,770
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.72% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	2,000	2,000
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.62% 12/7/16, LOC BMO Harris Bank NA, VRDN (a)(b)	1,195	1,195
Illinois Dev. Fin. Auth. Rev.:
(Lyric Opera of Chicago Proj.) 0.57% 12/7/16, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	27,700	27,700
(Rich Prods. Corp. Proj.) Series 1998, 0.67% 12/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	7,825	7,825
(Var-Sinai Cmnty. Inst Proj.) Series 1997, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	16,900	16,900
0.57% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	24,600	24,600
Illinois Fin. Auth. Multi-family Rev.:
(Hidden Glen Apts. Proj.) Series 2007, 0.57% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,745	6,745
(Villagebrook Apts Proj.) Series 2005, 0.61% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	5,710	5,710
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 0.57% 12/7/16, LOC Barclays Bank PLC, VRDN (a)	3,345	3,345
(Museum of Science & Industry Proj.):
Series 2009 A, 0.55% 12/7/16, LOC Bank of America NA, VRDN (a)	11,280	11,280
Series 2009 C, 0.55% 12/7/16, LOC PNC Bank NA, VRDN (a)	2,395	2,395
(The Carle Foundation Proj.) Series 2009 C, 0.56% 12/7/16, LOC Northern Trust Co., VRDN (a)	5,000	5,000
Series 2009 B, 0.55% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	15,280	15,280
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 0.55% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,810	10,810
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.62% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.62% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.59% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	7,700	7,700
		403,815
Indiana - 1.3%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.65% 12/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,750	5,750
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	23,535	23,535
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.56% 12/7/16, VRDN (a)(b)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.57% 12/7/16, LOC Mizuho Bank Ltd., VRDN (a)	46,775	46,775
(PSI Energy Proj.) Series 2003 B, 0.68% 12/7/16, VRDN (a)(b)	13,800	13,800
Series 2005, 0.58% 12/7/16, LOC Rabobank Nederland New York Branch, VRDN (a)	7,140	7,140
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,700	21,700
Series 2002 B, 0.61% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,000	14,000
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.63% 12/7/16, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	5,960	5,960
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)	15,000	15,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.62% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	600	600
		193,260
Iowa - 0.4%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 0.56% 12/7/16, LOC MUFG Union Bank NA, VRDN (a)	8,000	8,000
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.63% 12/7/16, LOC Cargill, Inc., VRDN (a)	19,500	19,500
Iowa Fin. Auth. Poll. Cont. Facility Rev.:
(MidAmerican Energy Proj.) Series 2008 B, 0.57% 12/7/16, VRDN (a)	17,625	17,625
(Midamerican Energy Proj.) Series 2016 A, 0.57% 12/7/16, VRDN (a)	14,600	14,600
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.67% 12/7/16, VRDN (a)(b)	3,100	3,100
		62,825
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.63% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Lenexa Multi-family Hsg. Rev.:
(Heather Glen Apts. Proj.) Series 2007, 0.61% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,040	1,040
(Meadows Apts. Proj.) Series A, 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	13,620	13,620
		39,760
Kentucky - 2.8%
Boyle County College Rev. (Centre College Proj.) Series 2008 A, 0.55% 12/7/16, LOC PNC Bank NA, VRDN (a)	8,785	8,785
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.54% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	15,300	15,300
Series 2006 B, 0.55% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	5,500	5,500
Series 2008 A, 0.57% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	66,900	66,900
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.58% 12/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.58% 12/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	67,250	67,250
Series 1993 B, 0.58% 12/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.65% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.61% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN(a)(b)	100	100
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.56% 12/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	59,105	59,105
Series 2008 A2, 0.56% 12/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	43,525	43,525
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.57% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	8,900	8,900
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.6% 12/7/16, LOC PNC Bank NA, VRDN (a)(b)	7,450	7,450
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.59% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.6% 12/7/16, LOC PNC Bank NA, VRDN (a)(b)	11,000	11,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.67% 12/7/16, VRDN (a)(b)	48,800	48,800
		403,085
Louisiana - 1.4%
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.63% 12/7/16, LOC Freddie Mac, VRDN (a)	4,095	4,095
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	12,200	12,200
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.6% 12/7/16, VRDN (a)(b)	7,000	7,000
Series 2003, 0.6% 12/7/16, VRDN (a)(b)	18,650	18,650
(C-Port LLC Proj.) Series 2008, 0.6% 12/7/16, LOC Bank of America NA, VRDN (a)	7,950	7,950
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.79% 12/7/16, VRDN (a)	45,735	45,735
Series 2010 B1, 0.79% 12/7/16, VRDN (a)	17,660	17,660
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.6% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,850	7,850
Series 2010 B, 0.6% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	50,400	50,400
Series 2010, 0.6% 12/7/16, LOC Mizuho Bank Ltd., VRDN (a)	17,500	17,500
Series 2011, 0.57% 12/7/16, LOC Bank of Nova Scotia, VRDN (a)	20,500	20,500
		209,540
Maine - 0.4%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.68% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	27,780	27,780
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.6% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	23,400	23,400
		54,780
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Adventist Healthcare Proj.) Series 2005 A, 0.58% 12/7/16, LOC MUFG Union Bank NA, VRDN (a)	11,000	11,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.6% 12/7/16, LOC PNC Bank NA, VRDN (a)(b)	10,000	10,000
Series 2008 C, 0.6% 12/7/16, LOC PNC Bank NA, VRDN (a)(b)	8,450	8,450
		29,450
Michigan - 0.4%
Michigan Fin. Auth. Rev. Series 22 A, 0.59% 12/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	24,495	24,495
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.56% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 0.62% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	33,100	33,100
		58,595
Minnesota - 0.1%
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	9,800	9,800
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	3,500	3,500
Minnesota Office of Higher Ed. Series 2011 A, 0.55% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	3,000	3,000
		16,300
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.63% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)	14,000	14,000
		24,000
Missouri - 0.2%
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.65% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	25,800	25,800
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.67% 12/1/16, VRDN (a)(b)	450	450
Nebraska - 0.7%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.57% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2013 F, 0.58% 12/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	9,975	9,975
Series 2014 B, 0.58% 12/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	8,315	8,315
Series 2015 D, 0.58% 12/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	33,670	33,670
Series 2016 D, 0.58% 12/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	14,495	14,495
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.59% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	20,000	20,000
		96,455
Nevada - 0.8%
Clark County Arpt. Rev. Series 2008 C2, 0.57% 12/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	16,290	16,290
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) Series 2009 A, 0.57% 12/7/16, LOC Bank of America NA, VRDN (a)	25,650	25,650
Series 2008 A, 0.6% 12/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	42,800	42,800
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	7,280	7,280
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.62% 12/7/16, VRDN (a)(b)	9,200	9,200
Series 2016 D, 0.61% 12/7/16, VRDN (a)(b)	5,700	5,700
Series 2016 E, 0.62% 12/7/16, VRDN (a)(b)	9,000	9,000
		115,920
New York - 9.7%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	6,425	6,425
New York City Gen. Oblig. Series 2004 A3, 0.59% 12/7/16, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	14,890	14,890
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	6,400	6,400
(941 Hoe Avenue Apts. Proj.) Series A, 0.56% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.59% 12/7/16, LOC Citibank NA, VRDN (a)(b)	8,000	8,000
(Courtland Avenue Apts. Proj.) Series A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	7,905	7,905
(East 165th Street Proj.) Series A, 0.57% 12/7/16, LOC Citibank NA, VRDN (a)(b)	7,665	7,665
(Intervale Gardens Apts.) Series A, 0.57% 12/7/16, LOC Citibank NA, VRDN (a)(b)	3,115	3,115
(La Casa del Sol Proj.) Series 2005 A, 0.6% 12/7/16, LOC Citibank NA, VRDN (a)(b)	4,450	4,450
(Louis Nine Boulevard Apts. Proj.) Series A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.57% 12/7/16, LOC Citibank NA, VRDN (a)(b)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.56% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.56% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	7,840	7,840
(State Renaissance Court Proj.) Series A, 0.56% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	28,700	28,700
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.6% 12/7/16, LOC Citibank NA, VRDN (a)(b)	5,265	5,265
(Villa Avenue Apts. Proj.) Series 2006 A, 0.56% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	5,990	5,990
Series 2011 A, 0.58% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	9,350	9,350
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	37,900	37,900
(Linden Plaza Proj.) Series 2008 A, 0.57% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	61,930	61,930
(Rivereast Apts. Proj.) Series A, 0.56% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	30,000	30,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2016 CC, 0.54% 12/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	44,200	44,200
Series F2, 0.57% 12/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	16,700	16,700
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 0.58% 12/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	22,195	22,195
Series 2003 A2, 0.58% 12/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	36,100	36,100
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	104,300	104,300
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(360 West 43rd Street Hsg. Proj.) Series A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	9,900	9,900
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A, 0.57% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	62,100	62,100
Series 2008 A, 0.61% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	18,900	18,900
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	39,500	39,500
Series 1999 A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	28,500	28,500
(88 Leonard Street Proj.) Series 2005 A, 0.55% 12/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,700	10,700
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 0.59% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	68,800	68,800
Series 2006 A, 0.59% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	21,500	21,500
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	41,950	41,950
(Helena Hsg. Proj.) Series 2003 A, 0.57% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	9,000	9,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.66% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	7,435	7,435
(Sea Park East Hsg. Proj.) Series 2004 A, 0.66% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	13,300	13,300
(Sea Park West Hsg. Proj.) Series 2004 A, 0.66% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	14,100	14,100
(South Cove Plaza Proj.) Series A, 0.58% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	4,000	4,000
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.59% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	10,000	10,000
Series 2002 A, 0.59% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.59% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	74,800	74,800
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.55% 12/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	25,410	25,410
(Tribeca Park Proj.) Series 1997 A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	74,100	74,100
(West 20th Street Proj.) Series 2001 A, 0.57% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	51,000	51,000
(Worth Street Hsg. Proj.) Series A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
Series 1997 A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	34,300	34,300
Series 2000 A, 0.59% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	14,500	14,500
Series 2004 A, 0.57% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	53,950	53,950
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.57% 12/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,250	11,250
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C2, 0.59% 12/7/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	33,000	33,000
Series 2004 C3, 0.59% 12/7/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	15,500	15,500
Series 2010 A, 0.59% 12/7/16, LOC Bank of Nova Scotia, VRDN (a)(b)	2,000	2,000
		1,411,575
North Carolina - 0.4%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.53% 12/7/16, LOC Rabobank Nederland New York Branch, VRDN (a)	340	340
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.55% 12/7/16, LOC Branch Banking & Trust Co., VRDN (a)	6,700	6,700
North Carolina Med. Care Commission Hosp. Rev. (Wayne Memorial Hosp. Proj.) Series 2009, 0.56% 12/7/16, LOC Branch Banking & Trust Co., VRDN (a)	6,880	6,880
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.55% 12/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	38,900	38,900
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.55% 12/7/16, LOC Branch Banking & Trust Co., VRDN (a)	5,235	5,235
Series 2008 B, 0.61% 12/7/16, LOC Branch Banking & Trust Co., VRDN (a)(b)	7,000	7,000
		65,055
Ohio - 0.5%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.59% 12/7/16, VRDN (a)	26,800	26,800
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.54% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,000	4,000
Greene County Hosp. Facilities Rev. Series A, 0.62% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,015	2,015
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.64% 12/7/16, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	31,660	31,660
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2008 A, 0.56% 12/1/16, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.58% 12/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	6,495	6,495
Series 2004 D, 0.58% 12/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	1,050	1,050
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.62% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	2,900	2,900
		76,920
Oklahoma - 0.2%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.61% 12/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,120	10,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.55% 12/7/16, LOC Bank of America NA, VRDN (a)	22,115	22,115
		32,235
Oregon - 0.2%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.58% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	3,310	3,310
(New Columbia - Trouton Proj.) Series 2005, 0.58% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	5,385	5,385
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.6% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.57% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,000	1,000
		24,695
Pennsylvania - 0.6%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.57% 12/7/16, LOC PNC Bank NA, VRDN (a)	4,700	4,700
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.55% 12/7/16, LOC PNC Bank NA, VRDN (a)	6,500	6,500
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.73% 12/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,155	2,155
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	8,900	8,900
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.6% 12/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,340	11,340
Haverford Township School District Series 2009, 0.56% 12/7/16, LOC TD Banknorth, NA, VRDN (a)	1,000	1,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 0.65% 12/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,300	12,300
(Willow Valley Retirement Proj.) Series 2009 B, 0.58% 12/7/16, LOC PNC Bank NA, VRDN (a)	7,200	7,200
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.57% 12/7/16, LOC PNC Bank NA, VRDN (a)	1,905	1,905
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.55% 12/7/16, LOC PNC Bank NA, VRDN (a)	2,455	2,455
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.) Series B, 0.55% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	21,430	21,430
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.69% 12/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	910	910
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 B, 0.57% 12/7/16, LOC PNC Bank NA, VRDN (a)	5,095	5,095
		85,890
South Carolina - 0.5%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.62% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.59% 12/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	22,865	22,865
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.59% 12/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	29,900	29,900
		67,765
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.66% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	5,185	5,185
Tennessee - 1.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.64% 12/1/16, LOC Bank of America NA, VRDN (a)	5,000	5,000
Series 2008, 0.64% 12/1/16, LOC Bank of America NA, VRDN (a)	21,000	21,000
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.63% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000	10,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 0.6% 12/7/16, LOC PNC Bank NA, VRDN (a)(b)	25,000	25,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.58% 12/7/16, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.68% 12/7/16, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.55% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.6% 12/7/16, LOC Bank of America NA, VRDN (a)	11,620	11,620
Series 2004, 0.64% 12/1/16, LOC Bank of America NA, VRDN (a)	10,000	10,000
		148,920
Texas - 6.4%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.6% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	45,500	45,500
Series 2005 2, 0.6% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	45,450	45,450
Series 2005 3, 0.6% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	25,635	25,635
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.67% 12/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	6,250	6,250
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.58% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Series 2001, 0.58% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.58% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	38,100	38,100
(Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.56% 12/7/16, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Series 2008, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	48,000	48,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.61% 12/7/16, LOC Citibank NA, VRDN (a)(b)	12,970	12,970
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.56% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.7% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,825	7,825
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	23,400	23,400
Harris County Hosp. District Rev. Series 2010, 0.56% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	18,800	18,800
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	7,210	7,210
(Primrose at Bammel Apts. Proj.) Series 2005, 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	7,680	7,680
Houston Arpt. Sys. Rev. Series 2010, 0.6% 12/7/16, LOC Barclays Bank PLC, VRDN (a)	64,375	64,375
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 0.61% 12/7/16, LOC Citibank NA, VRDN (a)(b)	8,515	8,515
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.84% 12/7/16, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.67% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	11,950	11,950
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.72% 12/1/16, VRDN (a)	12,625	12,625
Series 2004, 0.77% 12/7/16, VRDN (a)(b)	99,850	99,850
Series 2009 A, 0.72% 12/1/16, VRDN (a)	4,700	4,700
Series 2009 B, 0.72% 12/1/16, VRDN (a)	19,190	19,190
Series 2009 C, 0.72% 12/1/16, VRDN (a)	18,000	18,000
Series 2010 B, 0.72% 12/1/16, VRDN (a)	27,335	27,335
Series 2010 C, 0.72% 12/1/16, VRDN (a)	8,300	8,300
Series 2010 D:
0.72% 12/1/16, VRDN (a)	18,825	18,825
0.72% 12/1/16, VRDN (a)	11,085	11,085
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.6% 12/7/16, VRDN (a)(b)	25,000	25,000
Series 2001, 0.6% 12/7/16, VRDN (a)(b)	2,500	2,500
Series 2002, 0.6% 12/7/16, VRDN (a)(b)	17,500	17,500
Series 2010 A, 0.6% 12/7/16 (Total SA Guaranteed), VRDN (a)	1,000	1,000
Series 2012, 0.6% 12/7/16 (Total SA Guaranteed), VRDN (a)	35,300	35,300
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.6% 12/7/16 (Total SA Guaranteed), VRDN (a)	11,600	11,600
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.6% 12/7/16 (Total SA Guaranteed), VRDN (a)	34,200	34,200
Port Port Arthur Nav District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.6% 12/7/16 (Total SA Guaranteed), VRDN (a)	5,300	5,300
Port Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.69% 12/7/16 (Total SA Guaranteed), VRDN (a)(b)	4,700	4,700
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.) 0.6% 12/7/16, LOC BNP Paribas SA, VRDN (a)(b)	50,000	50,000
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.63% 12/7/16, LOC Gen. Elec. Co., VRDN (a)(b)	5,150	5,150
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.54% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	37,330	37,330
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.64% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,630	1,630
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.57% 12/7/16, LOC Bank of America NA, VRDN (a)	9,930	9,930
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Residences at Sunset Pointe Proj.) Series 2006, 0.71% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	8,885	8,885
		936,395
Utah - 0.0%
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
Virginia - 0.4%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.6% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	8,000	8,000
Fairfax County Indl. Dev. Auth. Series 2016 C, 0.56% 12/7/16, VRDN (a)	20,500	20,500
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.6% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000	10,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.65% 12/7/16, LOC Bank of America NA, VRDN (a)	3,295	3,295
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.6% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,160	2,160
Series 2001, 0.6% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,100	2,100
Series 2006, 0.6% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,050	3,050
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.6% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000	10,000
		59,105
Washington - 2.2%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.59% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	16,430	16,430
Port of Seattle Rev.:
Series 1997, 0.57% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	44,100	44,100
Series 2008, 0.57% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	134,065	134,065
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)	25,000	25,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)	7,300	7,300
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000	20,000
Series E, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	17,300	17,300
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) Series 1999, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	17,405	17,405
(Discovery Heights Apt. Proj.) Series 2010, 0.55% 12/7/16, LOC Freddie Mac, VRDN (a)	11,575	11,575
(Fairwinds Redmond Proj.) Series A, 0.55% 12/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(Reserve at Renton Apts. Proj.) Series 2014, 0.6% 12/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	1,300	1,300
(The Lodge at Eagle Ridge Proj.) Series A, 0.55% 12/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	9,485	9,485
(Willow Tree Grove Apts. Proj.) Series 2011, 0.55% 12/7/16, LOC Freddie Mac, VRDN (a)	3,115	3,115
		326,325
West Virginia - 0.5%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.57% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.72% 12/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	1,400	1,400
Series 1990 B, 0.72% 12/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	1,400	1,400
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.86% 12/7/16, VRDN (a)(b)	15,800	15,800
Series 2009 B, 0.57% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,100	3,100
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.84% 12/7/16, VRDN (a)(b)	14,900	14,900
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.55% 12/7/16, LOC Branch Banking & Trust Co., VRDN (a)	11,610	11,610
West Virginia Hosp. Fin. Auth. Rev.:
(Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.54% 12/7/16, LOC Branch Banking & Trust Co., VRDN (a)	6,110	6,110
(Pallottine Health Svcs. Proj.) 0.63% 12/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	100	100
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.57% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	6,580	6,580
		69,420
Wisconsin - 0.1%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.56% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Kohler Solid Waste Disp. (Kohler Co. Proj.) Series 1997, 0.75% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,300	3,300
		12,700
Wyoming - 0.2%
Converse County Envir. Impt. Rev. Series 1995, 0.68% 12/7/16, VRDN (a)(b)	1,200	1,200
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.62% 12/7/16, VRDN (a)	1,500	1,500
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.58% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,300	2,300
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.67% 12/7/16, VRDN (a)(b)	20,350	20,350
		25,350
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $6,915,260)		6,915,260

Tender Option Bond - 17.4%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN:
Series 16 XM0207, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	6,500	6,500
Series 16 ZM0206, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	2,975	2,975
		9,475
Alaska - 0.1%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.59% 12/7/16 (Liquidity Facility Bank of America NA) (a)(e)	16,665	16,665
Arizona - 0.2%
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters YX 10 32, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	3,515	3,515
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series 16 XM 02 45, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,395	6,395
Series BC 10 21W, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,200	5,200
Series Floaters XF 21 92, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,245	5,245
Series Putters XM0009, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Series ROC II R 14060, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
		28,355
California - 0.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11974, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	4,555	4,555
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	1,500	1,500
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E67, 0.75%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	51,430	51,430
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series 16 ZF0321, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,380	3,380
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.75%, tender 12/1/16 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	16,775	16,775
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,050	10,050
		89,790
Colorado - 1.5%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	42,860	42,860
Colorado Health Facilities Auth. Rev. Participating VRDN Series ZF 04 17, 0.7% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,800	3,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 16 0003, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	23,000	23,000
Series EGL 16 0005, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	23,150	23,150
Series EGL 16 0006, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	18,810	18,810
Series EGL 16 0007, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	9,440	9,440
Series Floaters 16 XF1031, 0.72% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	9,825	9,825
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 0.58% 12/7/16 (Liquidity Facility Cr. Suisse AG) (a)(e)	14,030	14,030
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	10,800	10,800
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 0.75%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	46,725	46,725
Participating VRDN Series Floaters XM 03 85, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,500	7,500
Participating VRDN Series Putters 15 XM0007, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,600	5,600
		215,540
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series BA 15 XF0247, 0.61% 12/7/16 (Liquidity Facility Bank of America NA) (a)(e)	8,614	8,614
District Of Columbia - 0.4%
District Columbia Income Tax Rev. Participating VRDN Series XM 02 84, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,000	11,000
District of Columbia Gen. Oblig. Participating VRDN:
Series 16 XM 03 25, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,500	7,500
Series MS 4301, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	9,000	9,000
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,400	8,400
Series EGL 14 0039, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	12,400	12,400
Series Putters 3354, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Series Putters 4020, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,250	7,250
Series XF 23 41, 0.66% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,800	4,800
		61,350
Florida - 1.0%
Central Florida Expressway Bonds Series RBC E 62, 0.75%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	69,685	69,685
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 12017, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	19,700	19,700
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 16 ZF0339, 0.62% 12/7/16 (Liquidity Facility Bank of America NA) (a)(e)	2,160	2,160
Miami Beach Resort Tax Rev. Participating VRDN:
Series 15 XF0260, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	16,160	16,160
Series RBC 15 ZM0119, 0.6% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(e)	7,500	7,500
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	6,400	6,400
RBC Muni. Products, Inc. Trust Bonds Series E70, 0.75%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	6,855	6,855
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2213, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	6,800	6,800
Series 16 XF2214, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	4,800	4,800
		140,060
Georgia - 0.1%
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series BC 13 20U, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,000	4,000
Series Floaters ZM 01 52, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,735	3,735
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 0.75%, tender 12/8/16 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	5,800	5,800
		13,535
Hawaii - 0.1%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	6,000	6,000
Hawaii Gen. Oblig. Participating VRDN:
Series Floaters XF 05 18, 0.59% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(e)	3,835	3,835
Series Putters 4007, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,665	6,665
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	4,005	4,005
		20,505
Illinois - 0.6%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.8% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	1,900	1,900
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,250	2,250
Series 15 XM0114, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	6,240	6,240
Series BA 15 XF0248, 0.61% 12/7/16 (Liquidity Facility Bank of America NA) (a)(e)	12,855	12,855
Series MS 3332, 0.58% 12/7/16 (Liquidity Facility Cr. Suisse AG) (a)(e)	5,700	5,700
Series Putters 0022, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,205	11,205
Series Putters 3435, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,105	2,105
Series XL 00 21, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	3,950	3,950
0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.63% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
Series 15 XM 0078, 0.6% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,285	10,285
Series 15 ZM0118, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,335	3,335
Series Floaters XL 00 41, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	8,940	8,940
Series MS 16 XF 2212, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	2,767	2,767
The County of Cook Participating VRDN Series XF 23 13, 0.7% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,500	4,500
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.61% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	6,000	6,000
		87,032
Indiana - 0.6%
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 0.61% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	17,180	17,180
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.75%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	75,280	75,280
		92,460
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.6% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	108,700	108,700
Series XM 02 89, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,990	9,990
		118,690
Maryland - 0.1%
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 15 XF0246, 0.62% 12/7/16 (Liquidity Facility Bank of America NA) (a)(e)	5,055	5,055
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,020	6,020
		11,075
Massachusetts - 0.8%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 06 11, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	17,410	17,410
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	71,570	71,570
Series Clipper 07 41, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	17,600	17,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 3990, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
		108,580
Michigan - 0.1%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	4,300	4,300
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,890	4,890
Series 16 ZM0166, 0.58% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(e)	2,240	2,240
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.75%, tender 12/8/16 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	3,000	3,000
		14,430
Minnesota - 0.0%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,335	3,335
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,500	10,500
Series ROC II R 14027, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	3,680	3,680
		14,180
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	6,000	6,000
Series XL 00 37, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,785	2,785
Missouri Health & Edl. Facilities Rev. Participating VRDN Series XF 0292, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,305	11,305
		20,090
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.73% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	7,700	7,700
Series Floaters XX 10 04, 0.61% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,410	5,410
		13,110
Nevada - 0.4%
Clark County Participating VRDN Series XM 02 80, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	32,115	32,115
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	2,400	2,400
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0446, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,005	7,005
Series ZF 04 79, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,000	12,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	4,685	4,685
		58,205
New Hampshire - 0.0%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,412	4,412
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.74% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	5,100	5,100
New York - 0.6%
New York City Gen. Oblig. Participating VRDN Series ROC II R 14045, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	11,600	11,600
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series XM 02 86, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,750	3,750
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 16 ZF0449, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,025	7,025
Series ROC II R 11931, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	3,750	3,750
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11994, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series ROC II R 14082, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	6,200	6,200
0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,850	3,850
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,640	2,640
Series ROC II R 14005, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
ROC II R 11944, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	5,150	5,150
Series ROC II R 11943, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	5,580	5,580
New York Liberty Dev. Corp. Participating VRDN Series 16 XF0406, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,910	5,910
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	4,800	4,800
		84,035
North Carolina - 1.6%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	4,800	4,800
Series EGL 14 0050, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	63,665	63,665
Series EGL 14 0051:
0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	16,300	16,300
0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	14,220	14,220
Series EGL 14 0052, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	64,735	64,735
Series MS 15 XF2165, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	8,385	8,385
Series ROC II R 11850, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	12,600	12,600
Series XM 02 82, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,000	11,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,335	3,335
North Carolina Cap. Impt. Ltd.:
Bonds Series WF 11 136C, 0.75%, tender 1/5/17 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	2,765	2,765
Participating VRDN Series ROC II R 14028, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series 15 XF0147, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	9,365	9,365
Series BC 10 31W, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	3,625	3,625
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,700	4,700
		228,495
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series RBC E58, 0.75%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	17,695	17,695
Ohio - 0.2%
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 2015 XF0105, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,000	20,000
Series Putters 3550, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,745	6,745
Series XL 00 31, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,500	3,500
0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,800	4,800
		35,045
Oklahoma - 0.0%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	6,105	6,105
Oregon - 0.1%
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.75%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	10,785	10,785
Participating VRDN Series ROC II R 11949, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	3,615	3,615
		14,400
Pennsylvania - 1.4%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series 16 XF0425, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,560	4,560
Montgomery Cnty. Indl. Dev. Auth. Rev. Participating VRDN Series Floaters 62 144, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,630	5,630
Pennsylvania Gen. Oblig. Participating VRDN Series 16 ZF0424, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,590	3,590
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.75%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	72,800	72,800
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 0.75%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	6,995	6,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.75%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	2,600	2,600
Philadelphia Auth. For Indl. Dev. Participating VRDN Series 15 ZF0167, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.75%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	109,900	109,900
		207,075
South Carolina - 0.2%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 0.65% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	2,995	2,995
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 0.67% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,470	2,470
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.64% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	25,245	25,245
		30,710
Tennessee - 0.2%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	18,230	18,230
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.65% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
		23,230
Texas - 2.0%
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	3,760	3,760
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.75%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	5,540	5,540
Board of Regents of The Univ. of Texas Participating VRDN Series Floaters 16 ZM0399, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
City of Dallas Wtrwks. and Swr. Sys. Rev. Participating VRDN Series XF 23 34, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	6,000	6,000
Cleburne Independent School District Participating VRDN Series ZF 04 95, 0.58% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,600	5,600
Conroe Independent School District Bonds Series 2016 15, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	10,400	10,400
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	6,400	6,400
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Clipper 09 52, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	18,780	18,780
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	6,310	6,310
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	4,600	4,600
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.58% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(e)	4,165	4,165
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.62% 12/7/16 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	6,290	6,290
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.59% 12/7/16 (Liquidity Facility Bank of America NA) (a)(e)	14,400	14,400
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	2,250	2,250
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	22,305	22,305
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.63%, tender 12/8/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	10,235	10,235
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series Floaters XM 03 77, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	17,750	17,750
Series Putters 3344, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,700	1,700
Series XF 0293, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,020	9,020
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 0.58% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	7,465	7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,625	11,625
Series 16 ZF 0282, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	3,760	3,760
Series XY1001, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,620	4,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters ZM 04 07, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	6,250	6,250
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,750	6,750
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	1,580	1,580
Texas Gen. Oblig.:
Bonds Series WF 1183C, 0.82%, tender 12/29/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(e)(f)	15,100	15,100
Participating VRDN:
Series 15 XF0075, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,915	11,915
Series 16 ZF0248, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	2,640	2,640
Series EGL 07 139, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	8,685	8,685
Series Floaters XM 04 04, 0.58% 12/7/16 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	3,750	3,750
Series Putters 3478, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Texas St. Wtr. Finl. Auth. Rev. Participating VRDN Series 16 XM 02 56, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,500	7,500
Texas Wtr. Dev. Board Rev. Participating VRDN Series merlots 08 C51, 0.58% 12/7/16 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	10,030	10,030
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.6% 12/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	3,500	3,500
		286,815
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.6% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(e)	14,900	14,900
Utah County Hosp. Rev. Participating VRDN Series XM 03 64, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,730	6,730
		21,630
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.65% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	3,875	3,875
Virginia - 0.5%
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3309, 0.58% 12/7/16 (Liquidity Facility Cr. Suisse AG) (a)(e)	2,300	2,300
Fairfax County Indl. Dev. Auth. Rev. Participating VRDN Series XG 00 21, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	6,660	6,660
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	41,105	41,105
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XL 00 11, 0.63% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	3,335	3,335
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 0.58% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,770	6,770
Virginia Gen. Oblig. Bonds Series 2016 11, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,700	4,700
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,370	3,370
Series ROC II R 11923, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	3,620	3,620
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,015	1,015
		72,875
Washington - 1.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series 15 XF2158, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	2,885	2,885
Series Floaters ZF 04 72, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series Floaters ZF 04 73, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,140	4,140
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(e)	2,500	2,500
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	39,785	39,785
Series Putters 15 XM0012, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,950	6,950
Series ROC II R 11962, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	2,200	2,200
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	2,700	2,700
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.75%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	6,730	6,730
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.57% 12/7/16 (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,530	2,530
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.59% 12/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	44,200	44,200
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 0.75%, tender 2/16/17 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	33,900	33,900
Participating VRDN:
Series 16 XM 02 55, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,005	5,005
Series 16 XM0216, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,300	12,300
Series 16 XM0218, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,635	11,635
Series 16 XM0219, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,790	11,790
Series 16 ZF0352, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,660	11,660
Series MS 33 864X, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,300	3,300
Series Putters 3854, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,500	3,500
Series ROC 14090, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	9,400	9,400
Series ROC II R 11889, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	2,250	2,250
Series ROC II R 14074, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(e)	8,000	8,000
Series XF 0294, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0083, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,875	16,875
Series 15 XF0132, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,065	7,065
Series 15 XF0148, 0.59% 12/7/16 (Liquidity Facility Bank of America NA) (a)(e)	7,485	7,485
Series 2015 XF0150, 0.61% 12/7/16 (Liquidity Facility Bank of America NA) (a)(e)	4,355	4,355
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,100	5,100
		279,490
Wisconsin - 0.5%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	26,200	26,200
Series Clipper 09 53, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	12,745	12,745
Wisconsin Health & Edl. Facilities Participating VRDN:
Series 16 XM0208, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	6,865	6,865
Series MS 3337, 0.58% 12/7/16 (Liquidity Facility Cr. Suisse AG) (a)(e)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
Series Floaters 3184, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	11,860	11,860
		65,170
TOTAL TENDER OPTION BOND
(Cost $2,531,233)		2,531,233

Other Municipal Security - 32.6%
Arizona - 0.9%
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5.5% 9/1/17	4,815	4,979
Arizona Trans. Board Hwy. Rev. Bonds Series 2011 A, 5% 7/1/17	10,700	10,965
Gilbert Wtr. Resources Muni. Ppty Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,100	2,171
Phoenix Civic Impt. Corp.:
Series 14B1:
0.68% 2/3/17, LOC Bank of America NA, CP (b)	22,900	22,900
0.94% 12/5/16, LOC Bank of America NA, CP (b)	72,800	72,800
Series 14B2, 0.9% 12/15/16, LOC Barclays Bank PLC, CP (b)	12,800	12,800
Tucson Gen. Oblig. Bonds Series 2016, 2% 7/1/17	3,195	3,220
		129,835
California - 3.4%
California Dept. of Wtr. Resources Bonds (Cent VY Proj.) Series 2011 AJ, 5% 12/1/16 (Escrowed to Maturity)	10	10
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.66%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)	78,330	78,330
Series 2010 B, 0.66%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)	28,025	28,025
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	30,000	30,401
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2016, 0.99% 4/4/17 (Liquidity Facility Royal Bank of Canada), CP	34,600	34,600
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17	196,900	199,510
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	103,800	105,182
San Francisco City & County Gen. Oblig. Series 2, 0.6% 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	15,155	15,155
		491,213
Colorado - 0.8%
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.8%, tender 6/28/17 (a)	87,410	87,410
Series 2015 B, 0.8%, tender 6/28/17 (a)	8,570	8,570
Series 2015 C, 0.8%, tender 6/28/17 (a)	24,370	24,370
		120,350
Connecticut - 0.7%
Brookfield Gen. Oblig. BAN Series B, 2% 11/16/17	5,800	5,862
Connecticut Gen. Oblig. Bonds:
Series 2011 D, 5% 11/1/17	4,685	4,858
Series 2015 A, 3% 3/15/17	2,000	2,013
Series 2016 A, 3% 3/15/17	11,100	11,175
Series 2016 E, 2% 10/15/17	14,900	15,035
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	15,365	15,471
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17	24,000	24,206
Rocky Hill Gen. Oblig. BAN Series 2016, 1.5% 6/22/17	12,500	12,550
Univ. of Connecticut Gen. Oblig. Bonds Series 2016 A, 4% 3/15/17	6,540	6,601
		97,771
Delaware - 0.1%
Delaware Gen. Oblig. Bonds Series 2016 B, 5% 3/1/17 (b)	10,035	10,141
District Of Columbia - 0.5%
District of Columbia Rev. Bonds Series 2000, 0.56% tender 12/12/16, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.64% 2/3/17, LOC JPMorgan Chase Bank, CP	14,000	14,000
0.68% 3/3/17, LOC JPMorgan Chase Bank, CP	33,700	33,700
0.78% 12/7/16, LOC JPMorgan Chase Bank, CP	14,100	14,100
0.9% 1/5/17, LOC JPMorgan Chase Bank, CP	10,300	10,300
		77,100
Florida - 3.4%
Charlotte County School District TAN Series 2016, 2% 3/31/17	13,085	13,143
Florida Board of Ed. Lottery Rev. Bonds Series 2007 A, 5% 7/1/17	1,250	1,280
Florida Local Govt. Fin. Cmnty. Series 11A1:
0.63% 1/5/17, LOC JPMorgan Chase Bank, CP	38,571	38,571
0.94% 12/5/16, LOC JPMorgan Chase Bank, CP	33,890	33,890
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.69% 1/26/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	24,000	24,000
Jacksonville Gen. Oblig. Series 04A, 0.78% 12/6/16, LOC Bank of America NA, CP	15,960	15,960
Miami-Dade County Aviation Rev.:
Bonds Series 2007 C, 5.25% 10/1/17 (Pre-Refunded to 10/1/17 @ 100) (b)	10,000	10,349
Series C:
0.68% 12/2/16, LOC Bank of America NA, CP (b)	15,000	15,000
0.8% 1/4/17, LOC Bank of America NA, CP (b)	5,000	5,000
Miami-Dade County School District TAN Series 2016, 5% 2/23/17	134,920	136,255
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 0.65% 1/5/17, LOC Barclays Bank PLC, CP	33,700	33,700
Series B1, 0.94% 12/8/16, LOC Sumitomo Mitsui Banking Corp., CP	22,800	22,800
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.8%, tender 6/28/17 (a)	46,400	46,400
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.85%, tender 6/28/17 (a)	28,200	28,200
Series 2014 A1, 0.8%, tender 6/28/17 (a)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.85%, tender 6/28/17 (a)	42,015	42,015
		495,463
Georgia - 2.1%
Atlanta Arpt. Rev.:
Series D4, 0.62% 12/6/16, LOC Bank of America NA, CP (b)	5,368	5,368
Series E2, 0.62% 12/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	4,133	4,133
Atlanta Wtr. & Wastewtr. Rev.:
Series 15A1, 0.58% 1/9/17, LOC PNC Bank NA, CP	2,500	2,500
Series 15A2, 0.58% 1/9/17, LOC Wells Fargo Bank NA, CP	6,300	6,300
Georgia Gen. Oblig. Bonds Series 2013 D, 5% 2/1/17	5,000	5,035
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Auth. Gen. Resolution Projs.) Series 85 A, 0.65% tender 1/6/17, LOC Barclays Bank PLC, CP mode	15,550	15,550
Series B, 0.8% 12/1/16, LOC PNC Bank NA, CP	30,300	30,300
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	51,500	51,500
Series 2010 A2, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	179,100	179,100
		299,786
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Series B1, 0.57% 12/6/16, LOC Sumitomo Mitsui Banking Corp., CP	15,500	15,500
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2016, 2% 6/30/17	80,400	80,990
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.7%, tender 3/1/17 (a)	22,135	22,135
		103,125
Illinois - 1.1%
Illinois Fin. Auth. Ed. Rev. Series LOY:
0.75% 12/2/16, LOC PNC Bank NA, CP	5,000	5,000
0.95% 12/2/16, LOC PNC Bank NA, CP	16,700	16,700
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.85%, tender 6/28/17 (a)	40,850	40,850
Series 12H:
0.75% tender 12/2/16, CP mode	28,785	28,785
0.97% tender 1/18/17, CP mode	17,300	17,300
Series 12I:
0.68% tender 2/2/17, CP mode	9,700	9,700
0.8% tender 1/6/17, CP mode	17,500	17,500
0.97% tender 1/18/17, CP mode	17,300	17,300
Series E, 5%, tender 5/1/17 (a)	4,000	4,071
		157,206
Indiana - 1.1%
Indiana Fin. Auth. Rev. Bonds:
Series 08D2, 0.57% tender 12/9/16, CP mode	19,000	19,000
Series D2:
0.57% tender 12/1/16, CP mode	2,820	2,820
0.59% tender 1/5/17, CP mode	29,445	29,445
0.64% tender 12/8/16, CP mode	67,800	67,800
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001:
1.6%, tender 2/1/17 (a)	20	20
1.6%, tender 2/1/17 (a)	4,435	4,442
Indianapolis Gas Util. Sys. Rev. Series 2016:
0.56% 12/12/16, LOC JPMorgan Chase Bank, CP	16,800	16,800
0.65% 12/1/16, LOC JPMorgan Chase Bank, CP	16,900	16,900
		157,227
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.77% tender 12/15/16, CP mode	7,700	7,700
Louisville & Jefferson County Gen. Oblig. BAN Series 2015 A, 2% 12/1/16	8,300	8,300
		16,000
Maryland - 1.0%
Baltimore County Gen. Oblig. Series 2016:
0.75% 12/2/16 (Liquidity Facility Mizuho Bank Ltd.), CP	45,300	45,300
1.02% 2/3/17 (Liquidity Facility Mizuho Bank Ltd.), CP	34,600	34,600
1.02% 2/3/17 (Liquidity Facility Mizuho Bank Ltd.), CP	21,800	21,800
Baltimore Proj. Rev. Bonds (Baltimore Proj.) Series 2007 C, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	4,000	4,095
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds (Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	11,000	11,294
Maryland Trans. Auth. Grant Rev. Bonds Series 2007, 5% 3/1/17	6,700	6,770
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.7%, tender 3/1/17 (a)	24,300	24,300
		148,159
Massachusetts - 1.5%
Lexington Gen. Oblig. BAN Series 2016, 2% 2/17/17	13,406	13,445
Massachusetts Gen. Oblig.:
Bonds Series 2004 C, 5.5% 12/1/16	9,240	9,240
RAN:
Series 2016 B 2% 5/22/17	20,200	20,313
Series 2016 C 2% 6/26/17	92,500	93,179
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.8% tender 12/15/16, CP mode	22,145	22,145
0.85% tender 12/16/16, CP mode	1,200	1,200
Series 1993 A, 0.85% tender 12/19/16, CP mode	8,200	8,200
Series 93B, 0.8% tender 1/4/17, CP mode	12,250	12,250
Massachusetts Port Auth. Rev. Series 12B, 0.97% 1/10/17, LOC TD Banknorth, NA, CP (b)	20,600	20,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series B, 0.63% 1/12/17, LOC Citibank NA, CP	16,500	16,500
		217,072
Michigan - 0.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.8%, tender 6/28/17 (a)	16,745	16,745
Michigan Bldg. Auth. Rev. Series 7, 0.94% 12/8/16, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	18,700	18,700
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.7%, tender 3/1/17 (a)	30,080	30,080
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F2, 1.5%, tender 3/1/17 (a)	4,275	4,282
Univ. of Michigan Rev.:
Series K1, 0.6% 1/4/17, CP	23,305	23,305
Series K2, 0.9% 6/26/17, CP	16,500	16,500
		109,612
Minnesota - 0.1%
Minnesota Gen. Oblig. Bonds Series 2009 F, 4% 8/1/17	3,025	3,088
Univ. of Minnesota Gen. Oblig. Series 07C, 0.57% 12/5/16, CP	17,750	17,750
		20,838
Missouri - 0.4%
Curators of the Univ. of Missouri Series A:
0.78% 12/5/16, CP	24,600	24,600
0.86% 12/1/16, CP	13,800	13,800
Saint Louis Gen. Fund Rev. TRAN Series 2016, 2% 6/1/17	18,900	19,012
		57,412
Montana - 0.1%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.52%, tender 3/1/17 (a)	5,975	5,975
Series 1998, 0.52%, tender 3/1/17 (a)	11,695	11,695
		17,670
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev. Series A:
0.58% 12/12/16, CP	13,575	13,575
0.64% 1/4/17, CP	16,750	16,750
0.92% 12/1/16, CP	17,300	17,300
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A, 5% 2/1/17	2,700	2,719
Series A:
0.58% 12/2/16, CP	7,500	7,500
0.64% 1/4/17, CP	12,000	12,000
0.65% 1/5/17, CP	13,130	13,130
0.65% 1/10/17, CP	9,600	9,600
0.65% 1/11/17, CP	7,000	7,000
0.68% 1/12/17, CP	10,100	10,100
0.87% 12/8/16, CP	7,500	7,500
0.92% 12/1/16, CP	7,500	7,500
		124,674
Nevada - 0.3%
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 06A:
0.79% 12/14/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,700	14,700
0.8% 12/8/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,600	14,600
Series 06B, 0.64% 1/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,650	14,650
		43,950
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 12/8/16, CP mode	13,600	13,600
Series 1990 A:
0.9% tender 12/16/16, CP mode (b)	26,100	26,100
0.9% tender 12/19/16, CP mode (b)	9,000	9,000
Series A1:
0.88% tender 12/21/16, CP mode (b)	2,400	2,400
1.02% tender 12/1/16, CP mode (b)	22,600	22,600
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,000	2,066
		75,766
New Jersey - 2.5%
Burlington County Bridge Commission Lease Rev. BAN Series 2016 B, 2% 4/26/17	11,500	11,554
Burlington County Gen. Oblig. BAN Series 2016 A, 2% 5/16/17	42,700	42,951
Edgewater Gen. Oblig. BAN Series 2016, 2% 7/21/17	5,990	6,040
Englewood Gen. Oblig. BAN 2.25% 4/6/17	16,069	16,147
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	19,247	19,353
Hoboken Gen. Oblig. BAN Series A, 2.25% 3/14/17	24,828	24,940
Hudson County Gen. Oblig. BAN:
Series 2015, 2% 12/16/16	39,976	39,999
Series 2016, 2.5% 12/14/17 (d)	16,200	16,408
Middlesex County Gen. Oblig. BAN 2% 6/15/17	23,700	23,864
North Brunswick Township Gen. Oblig. BAN Series A, 2% 7/27/17	24,600	24,810
Ocean City Gen. Oblig. BAN Series 2016 A, 1.5% 1/6/17	3,975	3,978
Union County Gen. Oblig. BAN Series 2016, 2% 6/23/17	75,500	76,047
Woodbridge Township Gen. Oblig. BAN Series 2016:
2% 8/18/17	27,950	28,211
3% 8/18/17	32,200	32,731
		367,033
New York - 1.3%
Albany County Gen. Oblig. BAN Series 2016, 2% 5/25/17	18,000	18,102
Bay Shore Union Free School District TAN Series 2016, 2% 6/23/17	24,400	24,532
Bayport-Blue Point Union Free School District TAN Series 2016, 2% 6/27/17	6,600	6,637
Harborfields Central School District Greenlawn TAN 1.5% 6/23/17	6,600	6,630
Islip Union Free School District TAN Series 2016, 2% 6/23/17	13,200	13,273
Lockport City School District BAN Series 2016, 2% 8/4/17	13,030	13,144
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2015 E, 3% 3/15/17	2,000	2,013
New York Dorm. Auth. Revs. Series 2016, 0.84% 12/7/16, CP	4,895	4,895
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 3% 3/15/17	16,100	16,204
New York Pwr. Auth. Series 2, 0.93% 1/6/17, CP	31,400	31,400
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2012 A, 5% 3/15/17	2,500	2,530
Rochester Gen. Oblig. BAN:
Series 2016 II, 2% 8/4/17	23,024	23,227
Series 2016 III, 1.25% 3/1/17	11,300	11,318
Tonawanda Town BAN Series 2016, 2% 8/31/17	9,875	9,938
		183,843
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series A:
0.64% 2/9/17, CP (b)	15,915	15,915
0.65% 2/14/17, CP (b)	2,805	2,805
Series B:
0.84% 12/7/16, CP	3,565	3,565
0.84% 12/13/16, CP	6,665	6,665
		28,950
North Carolina - 0.0%
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds 5.25% 1/1/17	5,430	5,451
Ohio - 1.5%
Clark County Gen. Oblig. BAN Series 2016 2, 1.75% 5/3/17	4,100	4,113
Columbus Gen. Oblig. BAN Series 2016, 1.75% 8/4/17	2,900	2,918
Franklin County Rev. Bonds Series 2013 OH, 0.7%, tender 3/1/17 (a)	33,145	33,145
Huber Heights BAN 2% 6/1/17	3,263	3,281
Independence Gen. Oblig. BAN Series 2016 2, 2% 12/6/17 (d)	1,250	1,261
Kenston Local School District BAN Series 2016, 2% 6/29/17	5,700	5,740
Lucas County Gen. Oblig. BAN Series 2016, 2% 7/12/17	11,450	11,540
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds (Ohio Administrative Knowledge Sys. Proj.) Series 2016, 5% 9/1/17	1,515	1,562
Ohio Gen. Oblig. Bonds Series 2016 B, 2% 9/1/17	4,475	4,515
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 08B5:
0.72% tender 2/2/17, CP mode	29,350	29,350
0.9% tender 1/4/17, CP mode	27,600	27,600
Series 08B6:
0.8% tender 12/6/16, CP mode	21,600	21,600
0.82% tender 12/14/16, CP mode	26,900	26,900
0.83% tender 1/19/17, CP mode	27,400	27,400
Ohio State Univ. Gen. Receipts Rev. Bonds Series 3C, 0.93% tender 1/10/17, CP mode	7,900	7,900
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2005, 5.25% 6/1/17	10,500	10,732
		219,557
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.9%, tender 6/28/17 (a)	21,680	21,680
Pennsylvania - 0.3%
Pennsylvania Gen. Oblig. Bonds:
Series 2016, 5% 2/1/17	11,030	11,110
5% 6/1/17	3,565	3,641
Philadelphia Arpt. Rev. Series B3, 0.6% 12/8/16, LOC Wells Fargo Bank NA, CP (b)	8,400	8,400
Philadelphia Gas Works Rev. Series 2, 0.72% 1/5/17, LOC PNC Bank NA, CP	11,900	11,900
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 05B, 0.65% tender 1/4/17, CP mode	9,900	9,900
Series 07B, 0.88% tender 1/18/17, CP mode	3,000	3,000
		47,951
South Carolina - 0.3%
Spartanburg County School District No. 7 BAN Series 2016 D, 2% 11/15/17	49,575	50,095
Texas - 4.4%
Austin Elec. Util. Sys. Rev. Series A:
0.56% 12/12/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	26,215	26,215
0.58% 12/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	10,000	10,000
Garland Series 15, 0.95% 12/8/16, LOC Citibank NA, CP	6,900	6,900
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.75%, tender 6/28/17 (a)	33,900	33,900
Series 16B1, 1% tender 3/3/17, CP mode	34,600	34,600
Series 16B2, 0.57% tender 12/5/16, CP mode	31,600	31,600
Series 16B3, 0.62% tender 1/4/17, CP mode	27,000	27,000
Harris County Gen. Oblig.:
Series A1, 0.58% 12/8/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,846	3,846
Series D, 0.58% 12/8/16 (Liquidity Facility JPMorgan Chase Bank), CP	5,210	5,210
Harris County Metropolitan Trans. Auth.:
Series A1:
0.63% 1/6/17 (Liquidity Facility JPMorgan Chase Bank), CP	19,900	19,900
0.68% 1/11/17 (Liquidity Facility JPMorgan Chase Bank), CP	20,700	20,700
0.95% 4/11/17 (Liquidity Facility JPMorgan Chase Bank), CP	23,550	23,550
Series A3:
0.68% 1/11/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,500	6,500
0.95% 4/11/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Arpt. Sys. Rev. Series A:
0.65% 12/15/16, LOC Royal Bank of Canada, CP (b)	14,500	14,500
0.72% 12/15/16, LOC Royal Bank of Canada, CP (b)	10,000	10,000
0.98% 12/7/16, LOC Royal Bank of Canada, CP (b)	15,000	15,000
1% 12/8/16, LOC Royal Bank of Canada, CP (b)	9,500	9,500
Houston Gen. Oblig.:
Bonds Series 2010 A, 5% 3/1/17	1,000	1,011
Series E1, 0.68% 1/3/17, LOC Citibank NA, CP	5,000	5,000
TRAN Series 2016:
2% 6/30/17	5,000	5,038
3% 6/30/17	1,500	1,518
Houston Independent School District Bonds Series 2013 A, 4% 2/15/17 (Permanent School Fund of Texas Guaranteed)	6,550	6,595
Lower Colorado River Auth. Rev.:
Series 2016, 0.8% 4/6/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,020	6,020
Series A:
0.57% 12/5/16, LOC JPMorgan Chase Bank, CP	19,784	19,784
0.57% 12/5/16, LOC JPMorgan Chase Bank, CP	13,500	13,500
0.95% 1/17/17, LOC JPMorgan Chase Bank, CP	24,200	24,200
0.97% 1/5/17, LOC JPMorgan Chase Bank, CP	7,993	7,993
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2014, 5% 2/1/17	8,100	8,158
San Antonio Gen. Oblig. Bonds Series 2016, 3% 2/1/17	6,085	6,108
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.85%, tender 6/28/17 (a)	31,700	31,700
Series 2013 B, 0.85%, tender 6/28/17 (a)	31,000	31,000
Texas A&M Univ. Rev. Series B, 0.63% 2/1/17, CP	16,900	16,900
Texas Muni. Pwr. Agcy. Rev. Series 05, 0.88% 12/15/16, LOC Barclays Bank PLC, CP	61,500	61,500
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007:
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	6,700	6,793
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	6,150	6,238
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2016 J, 5% 8/15/17	11,800	12,092
Series A, 0.66% 2/3/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP (d)	16,800	16,800
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.67% 2/13/17, CP	16,800	16,800
Upper Trinity Reg'l. Wtr. District Series 2016:
0.57% 12/2/16, LOC Bank of America NA, CP	19,000	19,000
1.05% 2/3/17, LOC Bank of America NA, CP	5,400	5,400
		637,069
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series B, 0.85% 1/6/17, LOC JPMorgan Chase Bank, CP	3,800	3,800
Virginia - 0.2%
Commonwealth Trans. Board Grant Anticipation Rev. Bonds Series 2016, 2% 3/15/17	5,200	5,220
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.83% tender 12/16/16, CP mode (b)	13,500	13,500
Virginia Commonwealth Trans. Board Rev. Bonds (Virginia Trans. Cap. Projs.) Series 2016, 5% 5/15/17	6,095	6,215
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2016 C, 4% 8/1/17 (b)	4,420	4,512
		29,447
Washington - 0.4%
King County School District #403 Bonds Series 2015, 5% 12/1/16 (Washington Gen. Oblig. Guaranteed)	7,455	7,455
Port of Seattle Rev. Series B1, 0.95% 12/8/16, LOC Bank of America NA, CP (b)	20,655	20,655
Univ. of Washington Univ. Revs. Series 8:
0.54% 12/1/16, CP	17,600	17,600
0.93% 1/17/17, CP	17,300	17,300
Washington Gen. Oblig. Bonds Series R 2010 A, 5% 1/1/17	200	201
		63,211
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 0.9% tender 12/19/16, CP mode (b)	10,900	10,900
Wisconsin - 0.7%
Milwaukee Gen. Oblig.:
Bonds Series 2012 N2, 5% 5/1/17	5,000	5,090
RAN Series 2016 R1, 1.5% 12/20/16	2,000	2,001
Wisconsin Gen. Oblig.:
Bonds Series 2015 B, 4% 5/1/17	7,580	7,684
Series 06A, 0.92% 12/1/16 (Liquidity Facility BMO Harris Bank NA), CP	11,700	11,700
Series 13A, 0.63% 1/6/17 (Liquidity Facility BMO Harris Bank NA), CP	19,900	19,900
Wisconsin Trans. Rev.:
Series 06A, 0.64% 1/9/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,260	11,260
Series 13A:
0.93% 1/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,865	19,865
1% 1/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,200	9,200
Series 97A, 0.6% 1/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,599	11,599
		98,299
TOTAL OTHER MUNICIPAL SECURITY
(Cost $4,753,156)		4,753,156
	Shares (000s)	Value (000s)

Investment Company - 3.2%
Fidelity Municipal Cash Central Fund, 0.60% (g)(h)
(Cost $468,032)	468,028	468,032
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $14,667,681)		14,667,681
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(87,333)
NET ASSETS - 100%		$14,580,348

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,270,000 or 0.6% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $580,995,000 or 4.0% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.75%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,540
Central Florida Expressway Bonds Series RBC E 62, 0.75%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada)	7/30/15 - 8/1/16	$69,685
Conroe Independent School District Bonds Series 2016 15, 0.62%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/29/16	$10,400
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.75%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$75,280
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E67, 0.75%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada)	10/3/16	$51,430
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.75%, tender 12/8/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$3,000
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.75%, tender 12/1/16 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/1/16	$16,775
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.75%, tender 1/5/17 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series RBC E58, 0.75%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada)	3/31/16	$17,695
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.63%, tender 12/8/16 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/30/16	$10,235
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.75%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,785
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.75%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$72,800
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 0.75%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16	$6,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.75%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA)	8/11/16 - 11/10/16	$2,600
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 0.75%, tender 12/8/16 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,800
RBC Muni. Products, Inc. Trust Bonds Series E70, 0.75%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada)	11/1/16	$6,855
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.75%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Texas Gen. Oblig. Bonds Series WF 1183C, 0.82%, tender 12/29/16 (Liquidity Facility Wells Fargo Bank NA)	3/30/16 - 8/11/16	$15,100
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 0.75%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada)	5/26/16 - 8/1/16	$46,725
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.75%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada)	3/31/16 - 10/3/16	$109,900
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.75%, tender 2/16/17 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$1,912
Total	$1,912

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At November 30, 2016 the cost for Federal Income Tax Purposes was $14,667,681,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Money Market Fund

November 30, 2016

SPZ-QTLY-0117
1.810673.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.3%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.84% 12/7/16, VRDN (a)(b)	$200,000	$200,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.6% 12/7/16, VRDN (a)	500,000	500,000
Arizona - 56.9%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.56% 12/7/16, VRDN (a)	2,100,000	2,100,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.58% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	6,055,000	6,055,000
(Catholic Healthcare West Proj.) Series 2009 F, 0.62% 12/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	19,900,000	19,899,998
Series 2015 B, 0.58% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,300,000	4,300,000
Series 2015 C, 0.58% 12/7/16, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.72% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	645,000	645,000
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.63% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,200,000	7,200,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(San Remo Apts. Proj.) Series 2002, 0.5% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	10,100,000	10,100,000
(Village Square Apts. Proj.) Series 2004, 0.5% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	2,004,675	2,004,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	1,330,000	1,330,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.62% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	12,440,000	12,440,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.62% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.66% 12/7/16, VRDN (a)	7,100,000	7,100,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.62% 12/7/16, LOC Freddie Mac, VRDN (a)	12,600,000	12,600,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 0.75% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	490,000	490,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	5,220,000	5,220,000
Series A, 0.62% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	3,090,000	3,090,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.54% 12/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	2,705,000	2,705,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.54% 12/7/16, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
		113,479,673
Arkansas - 0.8%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.79% 12/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,500,000	1,500,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, 0.78% 12/1/16, VRDN (a)(b)	100,000	100,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.62% 12/7/16, VRDN (a)	500,000	500,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.64% 12/7/16, VRDN (a)	300,000	300,000
		800,000
Indiana - 0.8%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.68% 12/7/16, VRDN (a)(b)	1,580,000	1,580,000
Iowa - 0.1%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.67% 12/7/16, VRDN (a)(b)	200,000	200,000
Kentucky - 0.3%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.67% 12/7/16, VRDN (a)(b)	500,000	500,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.79% 12/7/16, VRDN (a)	360,000	360,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.84% 12/7/16, VRDN (a)(b)	200,000	200,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 D, 0.61% 12/7/16, VRDN (a)(b)	100,000	100,000
Series 2016 E, 0.62% 12/7/16, VRDN (a)(b)	100,000	100,000
		200,000
Texas - 0.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.77% 12/7/16, VRDN (a)(b)	200,000	200,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.86% 12/7/16, VRDN (a)(b)	200,000	200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.84% 12/7/16, VRDN (a)(b)	200,000	200,000
		400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $120,219,673)		120,219,673

Tender Option Bond - 14.6%
Arizona - 14.5%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,665,000	6,665,000
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 05 19, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100,000	2,100,000
Series Floaters YX 10 32, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,100,000	2,100,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(c)	595,000	595,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,900,000	6,900,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,100,000	5,100,000
Series Floaters XF 21 92, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600,000	2,600,000
Series XL 00 16, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,800,000	2,800,000
		28,860,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.73% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.74% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $29,060,000)		29,060,000

Other Municipal Security - 18.8%
Arizona - 17.2%
Arizona Health Facilities Auth. Rev. Bonds:
(Banner Health Sys. Proj.) Series 2007 A, 5% 1/1/17 (Pre-Refunded to 1/1/17 @ 100)	2,500,000	2,509,381
Series 2007 A, 5% 1/1/17 (Pre-Refunded to 1/1/17 @ 100)	1,000,000	1,003,764
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5.5% 9/1/17	2,100,000	2,171,378
Arizona School Facilities Board Rev. Bonds 5% 7/1/17	3,015,000	3,085,484
Arizona Trans. Board Hwy. Rev. Bonds Series 2011 A, 5% 7/1/17	2,100,000	2,151,973
Gilbert Wtr. Resources Muni. Ppty Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,100,000	2,170,969
Phoenix Civic Impt. Corp.:
Series 14B1:
0.68% 2/3/17, LOC Bank of America NA, CP (b)	2,100,000	2,100,000
0.94% 12/5/16, LOC Bank of America NA, CP (b)	2,200,000	2,200,000
Series 14B2, 0.9% 12/15/16, LOC Barclays Bank PLC, CP (b)	2,200,000	2,200,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Bonds Series 2016, 5% 7/1/17	1,150,000	1,178,526
Pima County Ctfs. of Prtn. Bonds:
Series 2015, 2% 12/1/16	3,900,000	3,900,000
Series 2016 A, 2% 12/1/16	2,905,000	2,905,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
(Salt River Proj.) Series 2011 A, 4% 12/1/17	1,310,000	1,349,402
Series 2009 B, 4% 1/1/17	450,000	451,303
Series C, 0.55% 12/8/16, CP	2,100,000	2,100,000
Tucson Gen. Oblig. Bonds Series 2016, 2% 7/1/17	2,800,000	2,821,674
		34,298,854
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	700,000	700,000
Series 2010 A2, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	500,000	500,000
		1,200,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.77% tender 12/15/16, CP mode	100,000	100,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.85% tender 12/19/16, CP mode	100,000	100,000
Series 1993 A, 0.8% tender 12/15/16, CP mode	300,000	300,000
Series 93B, 0.8% tender 1/4/17, CP mode	200,000	200,000
		600,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 12/8/16, CP mode	200,000	200,000
Series 1990 A:
0.9% tender 12/16/16, CP mode (b)	400,000	400,000
0.9% tender 12/19/16, CP mode (b)	100,000	100,000
Series A1, 1.02% tender 12/1/16, CP mode (b)	300,000	300,000
		1,000,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.83% tender 12/16/16, CP mode (b)	200,000	200,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 0.9% tender 12/19/16, CP mode (b)	200,000	200,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $37,598,854)		37,598,854
	Shares	Value

Investment Company - 6.1%
Fidelity Municipal Cash Central Fund, 0.60%(d)(e)
(cost $12,253,000)	12,253,000	$12,253,000
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $199,131,527)		199,131,527
NET OTHER ASSETS (LIABILITIES) - 0.2%		409,417
NET ASSETS - 100%		$199,540,944

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$34,876
Total	$34,876

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At November 30, 2016 the cost for Federal Income Tax Purposes was $199,131,527.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017